Stockholders' Deficiency: Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	3,591,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(3,390,503)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.0001
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number	200,497
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.0001	$ 0.0001